UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2018 (unaudited)

Shares		Value*
COMMON STOCK - 63.7%
Aerospace & Defense - 1.8%
20,600	Boeing Co. (g)	$7,310,116
22,000	Raytheon Co. (g)	3,850,880
		11,160,996
Automobiles - 0.4%
245,100	Ford Motor Co.	2,340,705

Banks - 2.6%
223,500	Bank of America Corp. (g)	6,146,250
90,100	JPMorgan Chase & Co. (g)	9,822,702
		15,968,952
Beverages - 0.8%
45,800	PepsiCo, Inc. (g)	5,147,004

Biotechnology - 3.2%
36,700	AbbVie, Inc.	2,857,095
9,700	Biogen, Inc. (i)	2,951,419
91,000	Gilead Sciences, Inc.	6,204,380
46,800	Vertex Pharmaceuticals, Inc. (g)(i)	7,930,728
		19,943,622
Building Products - 0.7%
133,544	Johnson Controls International PLC	4,269,402
3,700	Resideo Technologies, Inc. (i)	77,885
		4,347,287
Chemicals - 0.6%
46,400	Chemours Co.	1,531,664
43,600	DowDuPont, Inc. (g)	2,350,912
		3,882,576
Construction & Engineering - 0.1%
13,000	Fluor Corp.	570,180

Electronic Equipment, Instruments & Components - 0.5%
36,400	Amphenol Corp., Class A	3,257,800

Energy Equipment & Services - 0.8%
53,600	National Oilwell Varco, Inc.	1,972,480
53,900	Schlumberger Ltd.	2,765,609
		4,738,089
Entertainment - 3.2%
16,900	Netflix, Inc. (i)	5,100,082
51,400	Take-Two Interactive Software, Inc. (g)(i)	6,623,918
74,600	Walt Disney Co. (g)	8,566,318
		20,290,318
Food & Staples Retailing - 3.1%
34,500	Costco Wholesale Corp. (g)	7,887,735
182,400	Kroger Co.	5,428,224
74,100	Walgreens Boots Alliance, Inc.	5,910,957
		19,226,916
Healthcare Equipment & Supplies - 3.1%
13,200	Align Technology, Inc. (g)(i)	2,919,840
75,900	Baxter International, Inc.	4,744,509
146,400	Boston Scientific Corp. (g)(i)	5,290,896
12,700	Intuitive Surgical, Inc. (i)	6,618,986
		19,574,231
Healthcare Providers & Services - 2.6%
12,000	Laboratory Corp. of America Holdings (i)	1,926,600
24,400	McKesson Corp.	3,044,144

44,400	UnitedHealth Group, Inc. (g)	11,603,940
		16,574,684
Hotels, Restaurants & Leisure - 2.2%
46,400	McDonald’s Corp. (g)	8,208,160
78,100	Starbucks Corp. (g)	4,550,887
11,000	Wynn Resorts Ltd.	1,106,600
		13,865,647
Household Durables - 0.6%
111,900	DR Horton, Inc. (g)	4,023,924

Industrial Conglomerates - 1.1%
17,800	3M Co. (g)	3,386,628
22,200	Honeywell International, Inc.	3,215,004
		6,601,632
Insurance - 0.5%
46,500	Progressive Corp. (g)	3,241,050

Interactive Media & Services - 3.0%
11,200	Alphabet, Inc., Class A (i)	12,214,496
41,400	Facebook, Inc., Class A (g)(i)	6,284,106
		18,498,602
Internet & Direct Marketing Retail - 2.9%
44,800	Alibaba Group Holding Ltd., ADR (i)	6,374,144
7,400	Amazon.com, Inc. (g)(i)	11,825,274
		18,199,418
IT Services - 4.5%
37,200	International Business Machines Corp.	4,293,996
88,300	PayPal Holdings, Inc. (i)	7,433,977
96,000	Visa, Inc., Class A (g)	13,233,600
34,200	Worldpay, Inc., Class A (g)(i)	3,140,928
		28,102,501
Machinery - 2.6%
68,900	Caterpillar, Inc. (g)	8,358,948
58,000	Deere & Co. (g)	7,855,520
		16,214,468
Media - 1.0%
158,700	Comcast Corp., Class A	6,052,818

Multi-Line Retail - 1.4%
103,600	Target Corp. (g)	8,664,068

Oil, Gas & Consumable Fuels - 1.6%
77,900	Occidental Petroleum Corp.	5,224,753
86,739	Southwestern Energy Co. (i)	463,186
49,700	Valero Energy Corp. (g)	4,527,173
		10,215,112
Pharmaceuticals - 0.8%
99,100	Bristol-Myers Squibb Co.	5,008,514

Road & Rail - 1.3%
53,700	Union Pacific Corp.	7,852,014

Semiconductors & Semiconductor Equipment - 6.3%
31,600	Broadcom, Inc. (g)	7,062,284
121,300	Intel Corp.	5,686,544
139,000	Micron Technology, Inc. (i)	5,243,080
33,800	NVIDIA Corp. (g)	7,126,054
128,100	QUALCOMM, Inc. (g)	8,056,209
70,500	Texas Instruments, Inc.	6,544,515
		39,718,686
Software - 5.7%
29,800	Adobe, Inc. (g)(i)	7,323,648
14,600	Intuit, Inc.	3,080,600
128,700	Microsoft Corp.	13,746,447

52,100	Salesforce.com, Inc. (g)(i)	7,150,204
24,300	ServiceNow, Inc. (g)(i)	4,399,272
		35,700,171
Specialty Retail - 1.5%
51,700	Home Depot, Inc. (g)	9,092,996

Technology Hardware, Storage & Peripherals - 2.9%
64,700	Apple, Inc. (g)	14,160,242
54,700	NetApp, Inc.	4,293,403
		18,453,645
Textiles, Apparel & Luxury Goods - 0.3%
28,200	NIKE, Inc., Class B (g)	2,116,128

Total Common Stock (cost-$451,146,555)		398,644,754

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 26.9%
Aerospace & Defense - 0.3%
$1,635	Arconic, Inc., 1.625%, 10/15/19	1,646,164

Auto Components - 0.3%
1,725	Meritor, Inc., 3.25%, 10/15/37	1,595,798

Auto Manufacturers - 0.4%
	Tesla, Inc.,
1,000	0.25%, 3/1/19	1,064,652
1,390	2.375%, 3/15/22	1,697,595
		2,762,247
Biotechnology - 2.5%
	BioMarin Pharmaceutical, Inc.,
2,650	0.599%, 8/1/24	2,757,542
890	1.50%, 10/15/20	1,051,394
890	Exact Sciences Corp., 1.00%, 1/15/25	1,041,745
	Illumina, Inc.,
1,500	zero coupon, 8/15/23 (a)(b)	1,577,517
1,500	0.50%, 6/15/21	2,028,230
440	Innoviva, Inc., 2.50%, 8/15/25 (a)	464,057
1,060	Insmed, Inc., 1.75%, 1/15/25	801,531
1,475	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	1,385,873
705	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	737,365
2,205	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23 (a)(b)	2,111,927
1,125	Medicines Co., 2.75%, 7/15/23	954,581
535	PTC Therapeutics, Inc., 3.00%, 8/15/22	573,687
		15,485,449
Building Materials - 0.0%
160	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)	135,300

Commercial Services - 0.8%
965	Macquarie Infrastructure Corp., 2.875%, 7/15/19	960,758
	Square, Inc.,
450	0.375%, 3/1/22	1,439,901
2,260	0.50%, 5/15/23 (a)(b)	2,712,757
		5,113,416
Computers - 1.2%
1,500	Electronics For Imaging, Inc., 0.75%, 9/1/19	1,477,741
1,415	Lumentum Holdings, Inc., 0.25%, 3/15/24	1,612,511
1,100	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)	1,214,484
1,535	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)	1,573,334
2,125	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	1,796,477
		7,674,547
Consumer Discretionary - 0.3%
1,775	Altaba, Inc., zero coupon, 12/1/18	1,992,764

Diversified Financial Services - 0.9%
	Encore Capital Group, Inc.,
2,000	2.875%, 3/15/21	1,757,424

410	3.25%, 3/15/22	350,550
925	LendingTree, Inc., 0.625%, 6/1/22	1,091,229
2,765	PRA Group, Inc., 3.00%, 8/1/20	2,610,138
		5,809,341
Electric Utilities - 0.2%
1,255	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)	1,309,280

Electrical Equipment - 0.1%
1,155	SunPower Corp., 4.00%, 1/15/23	947,678

Electronics - 0.2%
1,370	OSI Systems, Inc., 1.25%, 9/1/22	1,257,738

Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (a)(b)(c)(d)(f)
4,000	2.625%, 6/1/23	90,000
1,000	3.375%, 6/1/25	22,500
1,170	Tesla Energy Operations, Inc., 1.625%, 11/1/19	1,105,582
		1,218,082
Engineering & Construction - 0.5%
1,545	Dycom Industries, Inc., 0.75%, 9/15/21	1,564,030
1,430	Tutor Perini Corp., 2.875%, 6/15/21	1,372,269
		2,936,299
Entertainment - 0.4%
1,675	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	1,793,340
1,050	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	988,365
		2,781,705
Equity Real Estate Investment Trusts (REITs) - 0.8%
1,100	Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	1,085,611
1,900	IH Merger Sub LLC, 3.50%, 1/15/22	2,041,550
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,045,348
		5,172,509
Healthcare-Products - 1.0%
1,085	Insulet Corp., 1.375%, 11/15/24 (a)(b)	1,227,390
1,665	NuVasive, Inc., 2.25%, 3/15/21	1,863,834
2,925	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)	2,974,330
		6,065,554
Insurance - 0.2%
1,035	AXA S.A., 7.25%, 5/15/21 (a)(b)	1,064,373

Internet - 2.9%
	Booking Holdings, Inc.,
1,310	0.35%, 6/15/20	1,894,808
980	0.90%, 9/15/21	1,134,636
275	Etsy, Inc., zero coupon, 3/1/23 (a)(b)	365,750
	FireEye, Inc.,
940	0.875%, 6/1/24 (a)(b)	992,288
1,200	1.625%, 6/1/35, Ser. B	1,104,905
1,365	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	1,910,623
1,380	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	1,375,722
1,150	MercadoLibre, Inc., 2.00%, 8/15/28 (a)(b)	1,110,887
1,000	Okta, Inc., 0.25%, 2/15/23 (a)(b)	1,365,341
2,315	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)	2,260,535
895	Twilio, Inc., 0.25%, 6/1/23 (a)(b)	1,118,491
	Twitter, Inc.,
1,630	0.25%, 6/15/24 (a)(b)	1,532,412
1,100	1.00%, 9/15/21	1,027,328
640	Zillow Group, Inc., 2.00%, 12/1/21	677,505
		17,871,231
Iron/Steel - 0.2%
695	Allegheny Technologies, Inc., 4.75%, 7/1/22	1,346,552

Lodging - 0.3%
1,175	Caesars Entertainment Corp., 5.00%, 10/1/24	1,680,929

Machinery-Diversified - 0.2%
925	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,195,511

Media - 1.8%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,167,248
3,780	3.375%, 8/15/26	3,377,241
865	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	968,997
	Liberty Media Corp.,
1,205	1.00%, 1/30/23	1,302,787
1,485	1.375%, 10/15/23	1,716,066
2,840	2.125%, 3/31/48 (a)(b)	2,783,572
		11,315,911
Oil, Gas & Consumable Fuels - 1.2%
2,235	Chesapeake Energy Corp., 5.50%, 9/15/26	2,106,769
900	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	824,125
750	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	773,654
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,499,414
200	Oil States International, Inc., 1.50%, 2/15/23 (a)(b)	182,968
950	Transocean, Inc., 0.50%, 1/30/23	1,185,400
1,065	Weatherford International Ltd., 5.875%, 7/1/21	820,081
		7,392,411
Pharmaceuticals - 1.5%
1,540	Herbalife Nutrition Ltd., 2.625%, 3/15/24 (a)(b)	1,631,438
	Jazz Investments I Ltd.,
1,285	1.50%, 8/15/24	1,284,320
1,900	1.875%, 8/15/21	2,003,905
1,045	Neurocrine Biosciences, Inc., 2.25%, 5/15/24	1,612,892
1,040	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)	2,050,581
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	1,022,808
		9,605,944
Pipelines - 0.5%
4,200	Cheniere Energy, Inc., 4.25%, 3/15/45	3,234,491

Retail - 0.2%
1,245	RH, zero coupon, 6/15/23 (a)(b)	1,098,822

Semiconductors - 3.4%
905	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,157,076
1,110	Cree, Inc., 0.875%, 9/1/23 (a)(b)	1,039,909
	Cypress Semiconductor Corp.,
855	2.00%, 2/1/23 (a)(b)	813,739
1,285	4.50%, 1/15/22	1,520,477
1,260	Intel Corp., 3.25%, 8/1/39	2,862,487
5,750	Microchip Technology, Inc., 1.625%, 2/15/27	5,464,162
	Micron Technology, Inc.,
95	2.125%, 2/15/33, Ser. F	328,110
1,415	3.00%, 11/15/43, Ser. G	1,847,277
45	Novellus Systems, Inc., 2.625%, 5/15/41	193,082
1,000	NXP Semiconductors NV, 1.00%, 12/1/19	1,013,660
1,590	ON Semiconductor Corp., 1.625%, 10/15/23	1,734,704
1,735	Synaptics, Inc., 0.50%, 6/15/22	1,552,825
870	Veeco Instruments, Inc., 2.70%, 1/15/23	731,734
		21,259,242
Software - 3.2%
1,335	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)	1,305,797
865	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)	1,175,979
1,260	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	1,446,554
905	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	805,450
1,480	Citrix Systems, Inc., 0.50%, 4/15/19	2,100,506
1,500	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	1,413,750
	Evolent Health, Inc.,
235	1.50%, 10/15/25 (a)(b)	227,245
1,055	2.00%, 12/1/21	1,230,130
510	New Relic, Inc., 0.50%, 5/1/23 (a)(b)	536,488
	Nuance Communications, Inc.,
1,075	1.00%, 12/15/35	1,013,465
1,750	1.25%, 4/1/25	1,763,542
1,595	ServiceNow, Inc., zero coupon, 6/1/22	2,258,973
	Splunk, Inc. (a)(b),
1,955	0.50%, 9/15/23	1,880,827
515	1.125%, 9/15/25	488,773
2,170	Workday, Inc., 0.25%, 10/1/22	2,421,132
		20,068,611

Telecommunications - 0.7%
1,470	Finisar Corp., 0.50%, 12/15/36	1,310,848
1,410	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	1,035,732
1,980	Viavi Solutions, Inc., 1.00%, 3/1/24	2,136,842
		4,483,422
Transportation - 0.5%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,440,375
325	Echo Global Logistics, Inc., 2.50%, 5/1/20	322,406
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,187,848
		2,950,629
Total Convertible Bonds & Notes (cost-$174,094,152)		168,471,950

Shares
CONVERTIBLE PREFERRED STOCK - 5.6%
Banks - 1.6%
3,400	Bank of America Corp., 7.25%, Ser. L (e)	4,322,420
4,335	Wells Fargo & Co., 7.50%, Ser. L (e)	5,514,077
		9,836,497
Chemicals - 0.3%
32,330	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,848,953

Electric Utilities - 0.9%
22,710	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	1,126,870
50,000	NextEra Energy, Inc., 6.123%, 9/1/19	2,900,000
17,705	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,755,628
		5,782,498
Electronic Equipment, Instruments & Components - 0.1%
10,350	Belden, Inc., 6.75%, 7/15/19	768,902

Electronics - 0.3%
1,895	Fortive Corp., 5.00%, 7/1/21, Ser. A	1,859,942

Equity Real Estate Investment Trusts (REITs) - 0.7%
2,510	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	2,624,868
32,170	Welltower, Inc., 6.50%, Ser. I (e)	1,981,672
		4,606,540
Gas Utilities - 0.4%
42,965	South Jersey Industries, Inc., 7.25%, 4/15/21	2,160,280

Hand/Machine Tools - 0.3%
19,595	Stanley Black & Decker, Inc., 5.375%, 5/15/20	1,798,043

Healthcare-Products - 0.5%
56,110	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	3,294,212

Metal Fabricate/Hardware - 0.2%
25,935	Rexnord Corp., 5.75%, 11/15/19, Ser. A	1,482,704

Oil, Gas & Consumable Fuels - 0.1%
25,000	ATP Oil & Gas Corp., 8.00% (cost - $3,160,750; purchased 4/21/10) (a)(b)(d)(e)(f)(h)	3
8,860	Nabors Industries Ltd., 6.00%, 5/1/21	336,680
		336,683
Pharmaceuticals - 0.2%
2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	1,132,940

Total Convertible Preferred Stock (cost-$39,307,813)		34,908,194

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,485,307)	382,622

Repurchase Agreements - 4.3%
27,102	State Street Bank and Trust Co., dated 10/31/18, 0.42%, due 11/1/18, proceeds $27,102,316; collateralized by U.S. Treasury Bonds, 6.50%, due 11/15/26, valued at $27,647,052 including accrued interest (cost-$27,102,000)	27,102,000

Total Investments, before options written (cost-$693,135,827)-100.6%		629,509,520

Total Options Written —(0.1)% (premiums received-$538,827) (i)(j)(k)		(293,480)

Total Investments, net of options written (cost-$692,597,000) (l)-100.5%		629,216,040
Other liabilities in excess of other assets-(0.5)%		(3,314,068)
Net Assets-100.0%		$625,901,972

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)                    Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $54,181,250, representing 8.7% of net assets.

(b)                    144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $53,717,193, representing 8.6% of net assets.

(c)                     In default.

(d)                    Fair-Valued—Securities with an aggregate value of $112,503, representing less than 0.05% of net assets.

(e)                     Perpetual maturity. The date shown, if any, is the next call date.

(f)                      Level 3 security.

(g)                     All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)                    Restricted. The cost of such security is $3,160,750. The value is $3, representing less than 0.05% of net assets.

(i)                        Non-income producing.

(j)                       Exchange traded-Chicago Board Options Exchange.

(k)                    Exchange traded option contracts outstanding at October 31, 2018:

Options written contracts outstanding at October 31, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	230.00 USD	11/16/18	(60)	$(6,000)	$(120)	$(5,652)	$5,532
Adobe, Inc.	275.00 USD	11/16/18	(180)	(18,000)	(11,430)	(15,861)	4,431
Align Technology, Inc.	390.00 USD	11/16/18	(65)	(6,500)	(487)	(2,845)	2,358
Amazon.com, Inc.	2,100.00 USD	11/16/18	(35)	(3,500)	(1,802)	(34,022)	32,220
Apple, Inc.	245.00 USD	11/16/18	(325)	(32,500)	(16,738)	(56,944)	40,206
Bank of America Corp.	32.00 USD	11/16/18	(1,115)	(111,500)	(557)	(13,352)	12,795
Boeing Co.	385.00 USD	11/16/18	(125)	(12,500)	(11,688)	(22,463)	10,775
Boston Scientific Corp.	41.00 USD	11/16/18	(160)	(16,000)	(1,040)	(7,867)	6,827
Broadcom, Inc.	260.00 USD	11/16/18	(160)	(16,000)	(2,400)	(4,634)	2,234
Caterpillar, Inc.	170.00 USD	11/16/18	(415)	(41,500)	(622)	(39,188)	38,566
Costco Wholesale Corp.	245.00 USD	11/16/18	(205)	(20,500)	(7,688)	(10,189)	2,501
Deere & Co.	170.00 USD	11/16/18	(290)	(29,000)	(1,160)	(28,371)	27,211
DowDuPont, Inc.	72.50 USD	11/16/18	(215)	(21,500)	(215)	(5,820)	5,605
DR Horton, Inc.	47.00 USD	11/16/18	(240)	(24,000)	(360)	(2,225)	1,865
Facebook, Inc.	200.00 USD	12/21/18	(250)	(25,000)	(1,500)	(9,796)	8,296
Home Depot, Inc.	215.00 USD	11/16/18	(260)	(26,000)	(650)	(17,163)	16,513
JPMorgan Chase & Co.	120.00 USD	11/16/18	(535)	(53,500)	(2,675)	(21,997)	19,322

McDonald’s Corp.	177.50 USD	11/16/18	(275)	(27,500)	(77,413)	(17,143)	(60,270)
NIKE, Inc.	85.00 USD	12/21/18	(140)	(14,000)	(5,180)	(7,250)	2,070
NVIDIA Corp.	275.00 USD	11/16/18	(200)	(20,000)	(10,400)	(19,779)	9,379
PepsiCo, Inc.	120.00 USD	12/21/18	(230)	(23,000)	(12,305)	(13,861)	1,556
Progressive Corp.	75.00 USD	11/16/18	(160)	(16,000)	(2,800)	(2,318)	(482)
QUALCOMM, Inc.	77.50 USD	11/16/18	(640)	(64,000)	(3,200)	(9,143)	5,943
Raytheon Co.	220.00 USD	11/16/18	(25)	(2,500)	(75)	(1,028)	953
Salesforce.com, Inc.	157.50 USD	11/16/18	(160)	(16,000)	(5,600)	(8,784)	3,184
ServiceNow, Inc.	200.00 USD	11/16/18	(145)	(14,500)	(17,400)	(20,823)	3,423
Starbucks Corp.	65.00 USD	12/21/18	(470)	(47,000)	(13,865)	(12,707)	(1,158)
Take-Two Interactive Software, Inc.	155.00 USD	11/16/18	(260)	(26,000)	(23,400)	(23,295)	(105)
Target Corp.	87.50 USD	11/16/18	(260)	(26,000)	(16,120)	(10,056)	(6,064)
UnitedHealth Group, Inc.	275.00 USD	11/16/18	(220)	(22,000)	(15,400)	(15,256)	(144)
Valero Energy Corp.	125.00 USD	11/16/18	(160)	(16,000)	(400)	(10,531)	10,131
Vertex Pharmaceuticals, Inc.	190.00 USD	11/16/18	(110)	(11,000)	(3,300)	(16,643)	13,343
Visa, Inc.	150.00 USD	11/16/18	(480)	(48,000)	(7,200)	(30,597)	23,397
Walt Disney Co.	125.00 USD	11/16/18	(445)	(44,500)	(9,790)	(11,154)	1,364
Worldpay, Inc.	100.00 USD	11/16/18	(170)	(17,000)	(8,500)	(10,070)	1,570
Total options written contracts					$(293,480)	$(538,827)	$245,347

(l)                        At October 31, 2018, the cost basis of portfolio securities for federal income tax purposes was $692,601,622. Gross unrealized appreciation was $17,688,181; gross unrealized depreciation was $81,073,763; and net unrealized depreciation was $63,385,582. The difference between book and tax cost was primarily attributable to differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                            Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                            Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                            Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during nine months ended October 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/18
Investments in Securities - Assets
Common Stock	$398,644,754	—	—	$398,644,754
Convertible Bonds & Notes:
Energy-Alternate Sources	—	$1,105,582	$112,500	1,218,082
All Other	—	167,253,868	—	167,253,868
Convertible Preferred Stock:
Chemicals	—	1,848,953	—	1,848,953
Electronics	—	1,859,942	—	1,859,942
Equity Real Estate Investment Trusts (REITs)	1,981,672	2,624,868	—	4,606,540
Hand/Machine Tools	—	1,798,043	—	1,798,043
Healthcare-Products	—	3,294,212	—	3,294,212
Oil, Gas & Consumable Fuels	336,680	—	3	336,683
Pharmaceuticals	—	1,132,940	—	1,132,940
All Other	20,030,881	—	—	20,030,881
Corporate Bonds & Notes	—	382,622	—	382,622
Repurchase Agreements	—	27,102,000	—	27,102,000
	420,993,987	208,403,030	112,503	629,509,520
Investments in Securities - Liabilities
Options Written:
Market Price	(293,480)	—	—	(293,480)
Totals	$420,700,507	$208,403,030	$112,503	$629,216,040

At October 31, 2018, security valued at $1,798,043 was transferred from Level 1 to Level 2. This transfer was the result of a security with an exchange-traded closing price at January 31, 2018, which was not available on October 31, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 10/31/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$112,500	$—	$(3,430)†	$—	$—	$3,430	$—	$—	$112,500
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	3,125,415	—	(277,531)	—	92	(223,108)	—	(2,624,868)	—
Oil, Gas & Consumable Fuels	2	—	—	—	—	1	—	—	3
Totals	$3,237,917	$—	$(280,961)	$—	$92	$(219,677)	$—	$(2,624,868)	$112,503

*             Transferred out of Level 3 and into Level 2. This transfer was a result of a security with an evaluated mean price at October 31, 2018, which was not available at January 31, 2018.

†             Issued or removed via corporate action.

The table above includes Level 3 investments that are valued by brokers or pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2018, was $3,431.

Glossary:

ADR - American Depositary Receipt

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2018